S000061338 [Member] Investment Objectives and Goals - Columbia Overseas Core Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Overseas Core Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.